Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	$ 10,053	$ 7,931
Less accumulated depreciation	(7,379)	(6,323)
Property and Equipment, net	2,674	1,608
Depreciation	1,136	560	545
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	7,350	5,848
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	1,112	848
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	10	10
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	$ 1,581	$ 1,225